SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

Common Stock Issuances

During April 2023, the Company received $40,000 against stock subscription receivable.

During April and May 2023, the Company issued 4,000,000 shares under their S-1 Cash has been received in the amount of $60,000.  The final determination as to allocation of proceeds has not been made as of the date of filing of this 10Q.

The company plans to increase authorized shares to One billion to cover shortfall in amounts needed to redeem convertible securities and notes and to cover future capital raises.

NOTE 19: SUBSEQUENT EVENTS

On January 23, 2023 holders of convertible notes converted debt of $380,858 into 22,207,486 shares of the Company’s stock.

In January 2023 $46,000 was received in cash against stock subscription receivable.

On March 23, 2023 1,000,000 shares were issued against common stock to be issued.

During the first quarter 2023, 8,000,000 shares were issued in accordance with the Company’s S-1 offering for cash of $130,000 with an additional amount to be determined from put number 10 issued on March 23, 2023.

Advances received against S-3 offering in the amount of $350,000.

TL-66 LLC Convertible Notes Modification and Default Waiver Agreement

On January 23, 2023, AXIM Biotechnologies, Inc. (the “Company”) and TL-66 LLC entered into a Convertible Notes Modification and Default Waiver Agreement (“Waiver Agreement”) in order to modify and cure defaults on various notes issued by the Company and its subsidiaries to TL-66 as summarized below.

(a) For five senior secured convertible notes, as amended, issued by the Company to TL-66, aggregate face value of $934,478 (the "Secured Notes"), which are currently in default, TL-66 agreed to waive and forfeit all interest accrued on the Secured Notes through December 31, 2022, in the aggregate amount of $216,572. In addition, all prior defaults on the Secured Notes were waived through January 23, 2023, and the next interest payments due on each of the Secured Notes was extended from April 1, 2023, to July 1, 2023. All of the Secured Notes pays semi-annual interest at the rate of 3.5% per annum on each October and April 1st until maturity of October 1, 2029. In addition, the conversion price for each of the Secured Notes was reduced from $0.2201 to $0.04.

(b) For a convertible note issued by the Company to TL-66, face value $365,931 (the "TL-66 Note"), TL-66 agreed to waive and forfeit all interest accrued on the Convertible Notes through January 27, 2023, in the aggregate amount of $11,190.96 and to waive all prior defaults on the TL-66 Note through January 23, 2023.The TL-66 Note pays annual interest at the rate of 3.0% per annum on each January 27 until maturity on January 27, 2032 and is convertible into the Company's common stock at a conversion price of $0.10.

(c) For a convertible note issued by the Company's wholly-owned subsidiary, Sapphire Biotech, Inc, to TL-66, face value $190,000 (the "Sapphire Note"), TL-66 agreed to waive and forfeit all interest accrued on the Sapphire Note through December 31, 2022, in the amount of $17,115.84 and to waive all prior defaults on the Sapphire Note through January 23, 2023. The Sapphire Note pays annual interest each December 31st at the rate of 3.0% per annum until maturity on December 31, 2034 and is convertible into the Company's common stock at a conversion price of $0.03166667. In addition, TL-66 has the right to require the Company to assume the Sapphire Note at any time upon demand.

John W. Huemoeller II Settlement Agreement

On January 23, 2023, the Company entered into a “Settlement Agreement” with its Chief Executive Officer, John W. Huemoeller II (the "Executive") regarding $512,500 of accrued and unpaid salary owed to the Executive through December 31, 2022 (the "Amount Due").

(a) $250,000 of the Amount Due will be paid by issuing to Executive a convertible note, face value $250,000 (the "Executive Note"). The Executive Note is unsecured, shall pay interest annually at the rate of 4% per annum with the first interest payment beginning on January 1, 2024, and each January 1st thereafter until maturity on January 1, 2033, and shall have a conversion price of $0.01.

(b) Executive shall waive/forfeit $50,000 of the Amount Due. The remaining balance of $212,500 of the Amount Due ($512,500 minus $250,000 for the Executive Note = $262,500 minus $50,000 waiver = $212,500) shall not be payable at any time prior to July 1, 2023, and Executive shall have no right prior to July 1, 2023 to seek payment of the remaining balance. If in the reasonable discretion of the Board of Directors full payment of the remaining balance of the Amount Due on July 1, 2023 ($212,500) is too burdensome for the Company's working capital position at that time, then Executive will either grant an additional 3-month extension for the payment of the remaining Amount Due or engage in good faith discussions with the Board in order to enter into a payment plan for the remaining Amount Due, or a combination of both.

(c) Executive agreed to a $55,000 reduction in salary for the period of January 1, 2023 through June 30, 2023 (from $175,000 for the period reduced to $120,000). After June 30, 2023, Executive's salary shall be reinstated to the full amount prior to the reduction.

MMI Convertible Note Modification and Default Waiver Agreement

On January 23, 2023, the Company and Medical Marijuana, Inc ("MMI") entered into a Convertible Note Modification and Default Waiver Agreement (“MMI Modification Agreement”) in order to modify and cure the default of a convertible note, as amended, face value $4 million, issued by the Company to MMI (the "MMI Convertible Note") as set forth below.

(a) MMI agreed to waive and forfeit all interest accrued on the MMI Convertible Note through December 31, 2022, in the amount of $261,536.96, and to waive all prior defaults through January 23, 2023. The MMI Convertible Note was further modified so that interest shall accrue at the original rate of 3.5% per annum through June 30, 2023, and payable on that date. Thereafter interest will be payable on a monthly basis beginning on August 1, 2023. In addition, the conversion price for the MMI Convertible Note was reduced from $0.25 to $0.075.